Bingham McCutchen LLP

2020 K Street NW

Washington, D.C. 20006-1806

April 28, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust (filing relates solely to Legg Mason Partners California Municipals Fund and Legg Mason Partners Managed Municipals Fund) (File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 130 to the registration statement of the Trust (the “Amendment”) relating to Legg Mason Partners California Municipals Fund and Legg Mason Partners Managed Municipals Fund (the “Funds”), each a series of the Trust, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended, and other updating changes. The Amendment is to be effective on the 60 th day after the filing hereof.

Please call Miles Treakle at (202) 373-6549 or the undersigned at (202) 373-6185 or with any comments or questions relating to the Amendment.

Sincerely,

/s/ Nancy Persechino
Nancy Persechino